Organization and Principal Activities (Details) - Schedule of operation and cash flow VIEs and subsidiaries of VIEs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of operation and cash flow VIEs and subsidiaries of VIEs [Abstract]
Total revenues	$ 157,225	$ 153,012	$ 123,763
Net income	27,562	35,907	37,649
Net cash provided by operating activities	11,650	57,397	8,731
Net cash used in investing activities	(7,989)	(1,051)	(4,418)
Net cash (used in) provided by financing activities	$ 508	$ (2,004)	$ 5,358